RETIREMENT-RELATED BENEFITS - Contributions, Defined Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Non-U.S. Defined Benefit and Multi-Employer Plans
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 500
Non-US Pension Plans
Pension Contributions
Contributions by employer to defined benefit plans	464	$ 474
Contributions by employer - Cash	169	474
Contributions by employer - Noncash	295
Multi-employer Plans - Non U.S. Plans
Pension Contributions
Cash contribution by employer to non-U.S. multi-employer plans	$ 43	40
U.S. Defined Benefit Plans
Pension Contributions
Period over which company may smooth the change in value of pension assets under revised funding requirements in Worker, Retiree and Employer Recovery Act of 2008	24 months
Nonpension Postretirement Plans
Pension Contributions
Employer contributions, excluding the Medicare-related subsidy	$ 305	408
Contributions by employer - Cash	80	328
Contributions by employer - Noncash	$ 225	$ 80